Derivative Financial Asset - Additional Information (Detail) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($)
AMTD Investment Solutions Group And Amtd Strategic Investments [Member]
Derivative Financial Asset [Line Items]
Number of shares of investment disposed | shares						2,673,000
Upside Participation and Profit Distribution Agreements [Member]
Derivative Financial Asset [Line Items]
Number of shares of investment disposed | shares						2,673,000
Sale of stock price per share | $ / shares					$ 3.27
Disposal of Investment	$ 56,142	$ 1,963	$ 5,697
Future Settlement Contract [Member]
Derivative Financial Asset [Line Items]
Disposal of Investment			$ 17,681
Aggregate price							$ 53,272
Fair value of underlying shares						$ 70,953
Net fair value changes recognized in profit or loss				$ 17,681